CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 18,409	$ 6,801	$ (5,340)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	13,149	13,140	13,108
Capital loss (gain) from disposal of property and equipment	275	245	(88)
Stock-based compensation of options and RSUs	1,006	856	908
Accrued severance pay, net	57	118	(267)
Exchange rate differences on long-term loans	(34)	186	(43)
Deferred income taxes, net	(3,672)	189	4
Decrease (increase) in trade receivables, net	2,061	(2,512)	4,127
Decrease (increase) in contract assets	11,029	(17,076)	(41,713)
Increase in other assets and receivables	(4,917)	(9,147)	(2,966)
Decrease (increase) in inventories	5,743	(10,763)	2,221
Increase (decrease) in trade payables	(8,926)	4,087	12,454
Increase (decrease) in accrued expenses	(7,206)	19,633	30,149
Increase (decrease) in advances from customers and deferred revenues	12,433	(20,858)	(50,008)
Decrease in advances from customers held by trustees	(1,478)	(6,185)	(18)
Increase (decrease) in other liabilities	(5,912)	4,063	593
Net cash provided by (used in) operating activities	32,017	(17,223)	(36,879)
Cash flows from investing activities:
Purchase of property and equipment	(10,759)	(3,692)	(4,307)
Net cash used in investing activities	(10,759)	(3,692)	(4,307)
Cash flows from financing activities:
Capital lease payments			(309)
Issuance of shares in a rights offering, net of issuance costs			35,085
Proceeds from exercise of stock option and restricted stock units	2,149	661	588
Short-term bank credit and loans, net			(7,000)
Repayment of long-term loans	(4,470)	(4,673)	(4,443)
Net cash provided by (used in) financing activities	(2,321)	(4,012)	23,921
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,490)	51	981
Increase (decrease) in cash, cash equivalents and restricted cash	17,447	(24,876)	(16,284)
Cash, cash equivalents and restricted cash at the beginning of the year	86,757	111,633	127,917
Cash, cash equivalents and restricted cash at the end of the year	104,204	86,757	111,633
Cash paid during the year for:
Interest	303	906	1,448
Income taxes	3,900	2,410	2,105
Non-cash transactions:
Purchases of property and equipment that were not paid for and reclassification from inventories to property and equipment	2,307	5,710	2,452
Reclassification from property and equipment to inventories	$ 343	$ 129	$ 733